Operating Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2017	Jun. 30, 2019	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		$ 77,661
Disclosure of maturity analysis of operating lease payments [abstract]
Discounted unguaranteed residual value of assets subject to finance lease		9,589	$ 10,120
Lease liabilities		68,072	$ 50,700
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		24,066
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		45,395
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		$ 8,200
MR [Member] | Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of maturity analysis of operating lease payments [abstract]
Sale and leaseback, term of lease	8 years